Equity	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Equity

Note 24 - Equity

a) Movements in equity accounts and reserves (attributable to the equity holders of the Bank):

As of December 31, 2021, 2020 and 2019, the paid-in capital of the Bank is represented by common shares subscribed and paid, with no par value, and its motion presented below:

	Common shares
	2021	2020	2019
	(number)	(number)	(number)
Issued as of January 1,	512,406,760,091	512,406,760,091	512,406,760,091
Issuance of paid shares	461,111,111,111	—	—
Increase in share for Itaú-Corpbanca business combination	—	—	—
Issuance of shares pending payment	—	—	—
Repurchase of own shares	—	—	—
Sale of own shares	—	—	—
Issued as of December 31,	973,517,871,202	512,406,760,091	512,406,760,091

●	Subscribed and paid shares

As of December 31, 2021, the Banks capital is represented by 973,517,871,202 ordinary shares subscribed and paid, without par value, for a total of MCh$2,688,131. During 2021 the Bank carried out a capital increase process, where by 461,111,111,111 ordinary shares were issued at a price of Ch$1.80 per share (see note 3 Significant events with respect to the capital increase). As of December 31, 2020 and 2019, the Bank has a capital in the amount of MCh$1,862,826, consisting of 512,406,760,091 common shares subscribed and paid, with no par value.

●	Purchase and sale of own shares

During the years ended December 31, 2021, 2020 and 2019 there were no transactions to buy and sell shares of own issuance.

Note 24 – Equity, continued

●	List of major shareholders

The shareholders list as of December 31, 2021, 2020 and 2019, is as follows:

	Shares
	2021		2020		2019
	Number of	Ownership	Number of	Ownership	Number of	Ownership
Company name or shareholder name	shares	%	shares	%	shares	%
Itaú Unibanco	551,015,065,630	56.60%	200,966,823,626	39.22%	195,408,043,473	38.14%
Itaú Unibanco Holding S.A.(1)	256,035,852,654	26.30%	115,039,610,411	22.45%	115,039,610,411	22.45%
ITB Holding Brasil Participaçoes Ltda.	242,989,430,571	24.96%	62,567,655,359	12.21%	57,008,875,206	11.13%
CGB II SpA	24,277,201,538	2.49%	10,908,002,836	2.13%	10,908,002,836	2.13%
CGB III SpA	4,006,137,826	0.41%	1,800,000,000	0.35%	1,800,000,000	0.35%
Saga II SpA	15,579,424,880	1.60%	7,000,000,000	1.37%	7,000,000,000	1.37%
Saga III SpA	8,127,018,161	0.83%	3,651,555,020	0.71%	3,651,555,020	0.71%

Saieh Family	139,150,760,455	14.29%	140,835,760,455	27.49%	146,394,540,608	28.57%
Corp Group Banking S.A. (2)	134,442,850,073	13.81%	136,127,850,073	26.57%	136,127,850,073	26.57%
Compañía Inmobiliaria y de Inversiones Saga SpA	4,707,910,382	0.48%	4,707,910,382	0.92%	10,266,690,535	2.00%

International Finance Corporation	18,974,820,165	1.95%	17,017,909,711	3.32%	17,017,909,711	3.32%

Others	264,377,224,952	27.16%	153,586,266,299	29.97%	153,586,266,299	29.97%
Stock brokers	140,668,223,148	14.45%	80,382,817,848	15.69%	63,397,824,244	12.37%
ADR holders and foreign investors	54,904,718,599	5.64%	35,127,077,810	6.86%	50,376,882,652	9.83%
Local institutional investors	57,548,753,873	5.91%	25,351,261,131	4.95%	27,989,426,434	5.46%
Santo Domingo Group	—	—%	—	—%	11,822,132,969	2.31%
Other minority shareholders	11,255,529,332	1.16%	12,725,109,510	2.47%	—	—%
Totals	973,517,871,202	100%	512,406,760,091	100%	512,406,760,091	100%

(1)Includes 103,736,846,776 shares owned by ITB Holding Brasil Participações Ltda. under custody.

(2)Includes 36,000,000 shares owned by Corp Group Banking S.A. under custody.

b)    Dividends

At the Ordinary Meeting of the Shareholders of Itaú Corpbanca held on March 18, 2021 given the situation of loss as of December 31,2020, there was no distribution of profits.

At the Ordinary Meeting of the Shareholders of Itaú Corpbanca held on March 18, 2020, the shareholders agreed to distribute net income for MCh$127,065 representing 100% of the profits for 2019 (as filed with the CMF).

	Income	Allocated to
	attributable to	reserves and				Dividend per
	equity holders	retained	Allocated to	Percentage		share
Years	(*)	earnings (*)	dividends	distributed	Number of shares	(in pesos)
	MCh$	MCh$	MCh$	%
Year 2020 (Shareholders’ Meeting June 2021)	(925,479)	(156,342)	—	0%	512,406,760,091	—
Year 2019 (Shareholders’ Meeting March 2020)	127,065	—	127,065	100%	512,406,760,091	0.24798

(*)   According to the Consolidated Financial Statements filed with the CMF.

Note 24 – Equity, continued

As of December 31, 2021, 2020 and 2019, the basic earnings and diluted earnings are as follows:

	As of and for the years ended December 31,
	2021		2020		2019
	N° of Shares	Amount	N° of Shares	Amount	N° of Shares	Amount
	Millions	MCh$	Millions	MCh$	Millions	MCh$
Basic earnings per share
Net income for the year	—	273,410	—	(808,784)	—	113,684
Weighted average number of outstanding shares	598,861	—	512,407	—	512,407	—
Assumed convertible debt conversion	—	—	—	—	—	—
Adjusted number of outstanding shares	598,861	—	512,407	—	512,407	—
Basic earnings per share (Chilean pesos)	—	0.457	—	(1.578)	—	0.222
Diluted earnings per share
Net income for the year	—	273,410	—	(808,784)	—	113,684
Weighted average number of outstanding shares	598,861	—	512,407	—	512,407	—
Dilutive effects
Assumed convertible debt conversion	—	—	—	—	—	—
Conversion of common shares	—	—	—	—	—	—
Options rights	—	—	—	—	—	—
Adjusted number of shares	598,861	—	512,407	—	512,407	—
Diluted earnings per share (Chilean pesos)	—	0.457	—	(1.578)	—	0.222

During the years ended December 31, 2021, 2020 and 2019, there were no dilutive effects.

c)    Valuation accounts

Financial instruments at FVTOCI: It includes accumulated net changes in the fair value of investments at FVTOCI for the years ended on December 31, 2021, 2020 and 2019

Hedge of net investment in foreign operations: Corresponds to adjustments for hedges of net investments in foreign operations.

Cash flows hedge: It includes the effects of hedges on the Bank’s exposure to variations in cash flows that are attributed to a particular risk related to a recognized asset and/or liability, which may affect the results of the period.

Exchange differences on investments in Colombia and New York branch: It includes the effects of converting the financial statements of the New York branch and Colombian subsidiaries, whose functional currencies are the US dollar and Colombian peso, respectively, to the presentation currency of Bank Itaú Corpbanca (Chilean peso).

Defined benefits obligations: This includes the effects of complying with IAS 19 “Employees Benefit”.

Note 24 – Equity, continued

The following are the equity effects and income taxes for years ended December 31, 2021, 2020 and 2019:

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments in	Colombia and	Defined	Equity
	instruments	Cash flow	foreign	New York	benefits	instruments
As of December 31, 2021	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2021	33,154	(8,621)	63,339	(26,829)	(8,116)	1,660	54,587
Effects for the year	(163,038)	49,321	(28,239)	51,032	2,969	(420)	(88,375)
Reclassifications due to the discontinuation of the net investment in Itaú Corpbanca Colombia hedge	—	—	(60,847)	—	—	—	(60,847)
Ending balances as of December 31, 2021	(129,884)	40,700	(25,747)	24,203	(5,147)	1,240	(94,635)

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2021	(12,760)	(2,067)	(15,168)	—	2,232	—	(27,763)
Effects for the period	9,455	(18,804)	17,331	—	(238)	—	7,744
Reclassifications due to the discontinuation of the net investment in Itaú Corpbanca Colombia hedge	—	—	16,686	—	—	—	16,686
Ending balances as of December 31, 2021	(3,305)	(20,871)	18,849	—	1,994	—	(3,333)
Net balances as of December 31, 2021	(133,189)	19,829	(6,898)	24,203	(3,153)	1,240	(97,968)

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments	Colombia and	Defined		Equity
	instruments	Cash flow	in foreign	New York	benefits		instruments
As of December 31, 2020	at FVTOCI	hedge	operations	branch	obligations		at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$		MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2020	37,484	(822)	(17,383)	37,328	(6,484)	—	1,739	51,862
Effects for the year	(4,330)	(7,799)	80,722	(64,169)	(1,632)		310	3,102
Transferof hain on disponsal of equity investments at fair value through other comprehensive income to retainedearnings	—	—	—	12	—		(389)	(377)
Ending balances as of December 31, 2020	33,154	(8,621)	63,339	(26,829)	(8,116)		1,660	54,587

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2020	(12,705)	(465)	6,627	—	1,798	—	—	(4,745)
Effects for the year	(55)	(1,602)	(21,795)	—	434		—	(23,018)
Ending balances as of December 31, 2020	(12,760)	(2,067)	(15,168)	—	2,232		—	(27,763)

Net balances as of December 31, 2020	20,394	(10,688)	48,171	(26,829)	(5,884)		1,660	26,824

Note 24 – Equity, continued

				Exchange
				differences on
			Hedge of net	investment
	Debt		investments	in Colombia	Defined	Equity
	instruments	Cash flow	in foreign	and New York	benefits	instruments
As of December 31, 2019	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2019	16,459	5,559	29,403	(19,119)	(3,236)	1,334	30,400
Effects for the year	21,025	(6,381)	(46,786)	56,487	(3,248)	540	21,637
Transferof hain on disponsal of equity investments at fair value through other comprehensive income to retainedearnings	—	—	—	(40)	—	(135)	(175)
Ending balances as of December 31, 2019	37,484	(822)	(17,383)	37,328	(6,484)	1,739	51,862

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2019	(6,904)	(280)	(7,746)	—	689	—	(14,241)
Effects for the year	(5,801)	(185)	14,373	—	1,109	—	9,496
Ending balances as of December 31, 2019	(12,705)	(465)	6,627	—	1,798	—	(4,745)

Net balances as of December 31, 2019	24,779	(1,287)	(10,756)	37,328	(4,686)	1,739	47,117

d)    Reserves

This item includes “Reserves from earnings” and “Other non-earnings reserves”.

Reserves from earning includes reserves from Banco Itaú Chile before the business combination which as of December 31, 2020 amounted to MCh$451,011 this reserves were absorbed by the loss recognized for the year ended on December 31,2020.

Reserves from “Other non-earnings reserves” as of December 31, 2020 included the adjustments recorded as a result of the business combination between Banco Itaú Chile and Corpbanca for MCh$744,838. Part of this reserves were absorbed by the loss recognized for the year ended on December 31,2020. amounting to MCh$451,011 as of December 31, 2021.

e)    Retained earnings from prior years

This item includes MCh$273,672 to profits recorded for the years ended December 31, 2021, for the year ended on 2020 no earnings where recorded due to the loss situations presented.

Note 24 – Equity, continued

f)    Non-controlling interest

This corresponds to the net amount of equity in the consolidated subsidiaries attributable to capital that does not belong, directly or indirectly, to the Bank, including the part of profit for the period that is attributed to them. Non-controlling interest in the subsidiary’s equity and profit for the year is detailed as follows:

As of December 31, 2021				Other Comprehensive Income
						Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flows	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (1)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A. (1)	20.015%	486	74	—	—	—	—	—	—	—	74
Itaú Corpbanca Colombia S.A. and subsidiaries	12.900%	77,225	2,753	(3,474)	8,189	1,817	(3,051)	440	1,876	5,797	8,550
Totals		77,711	2,827	(3,474)	8,189	1,817	(3,051)	440	1,876	5,797	8,624
(1)	Financial instruments at FVTOCI include debt instruments for MCh$3,410 and equity instruments MCh$64 loss.

As of December 31, 2020				Other Comprehensive Income
						Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flows	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (1)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A. (1)	20.015%	404	(33)	—	—	—	—	—	—	—	(33)
Itaú Corpbanca Colombia S.A. and subsidiaries	12.900%	68,683	(17,338)	(3,859)	(7,602)	—	2,117	1,629	(272)	(7,987)	(25,325)
Totals		69,087	(17,371)	(3,859)	(7,602)	—	2,117	1,629	(272)	(7,987)	(25,358)
(1)	Financial instruments at FVTOCI include debt instruments for MCh$3,807 and equity instruments MCh$52 loss.

As of December 31, 2019				Other Comprehensive Income
Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other
	Non-		Net	instruments at	on	in foreign	Flows	benefits	Deferred	comprehensive	Comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (2)	translation	operations	hedges	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A.	20.015%	478	125	—	—	—	—	—	—	—	125
Itaú Corpbanca Colombia S.A. and subsidiaries (1)(2)	12.900%	93,967	10,713	952	17,368	—	(411)	(1,184)	331	17,056	27,769
Itaú Corredores de Seguros S.A.	—%	—	—	—	—	—	—	—	—	—	—
Totals		94,445	10,838	952	17,368	—	(411)	(1,184)	331	17,056	27,894
(1)	Financial instruments at FVTOCI include debt instruments for MCh$678 loss and equity instruments MCh$274 gain.
(2)	On December 3, 2019, after obtaining regulatory approvals from banking supervisors in Chile, Colombia and Brazil, Itaú Corpbanca completed the acquisition of the Itaú Corpbanca Colombia shares owned by Helm LLC and Kresge Stock Holding Company Inc. As a result of these acquisitions, Itaú Corpbanca owns approximately 87.10% of the shares of Itaú Corpbanca Colombia.

Note 24 – Equity, continued

The following table shows the non-controlling interest movements for the year ended December 31, 2021, 2020 and 2019:

	As of December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Opening balances as of January 1,	69,087	94,445	218,082
Increase participation in Colombia	—	—	(151,531)
Comprehensive income	8,624	(25,358)	27,894
Ending balances as of December 31,	77,711	69,087	94,445

Details for the main subsidiary of Itaú Corpbanca with non-controlling interest are as follows:

		As of December 31,
		2021		2020
		Group	Non-controlling	Group	Non-controlling
Entity Name	Country	participation	participation	participation	participation
Itaú Corpbanca Colombia S.A. and subsidiaries	Colombia	87.100%	12.90%	87.100%	12.900%

Summarized financial information for the main subsidiary with non-controlling interest, is as follows:

	As of December 31,
Summary Statements of Financial Position	2021	2020
	MCh$	MCh$
Current assets	6,084,224	5,177,419
Current liabilities	(4,021,720)	(3,184,281)
Net current assets (liabilities)	2,062,504	1,993,138

Non-current assets	712,102	856,927
Non-current liabilities	(2,203,537)	(2,286,951)
Net non-current assets (liabilities)	(1,491,435)	(1,430,024)

Total net assets (liabilities)	571,069	563,114

Accumulated non-controlling interest	77,225	68,683

	For the years ended December 31,
Summary Income Statements	2021	2020
	MCh$	MCh$
Interest income and readjustments	341,292	418,477
Income for the year	7,210	(101,498)
Non-controlling interests income	2,753	(17,338)

Note 24 – Equity, continued

	For the years ended December 31,
Summary Cash Flows Statements	2021	2020
	MCh$	MCh$

Net cash flows provided by (used in) operating activities	638,437	(109,188)
Net cash flows provided by (used in) investing activities	35,840	27,673
Net cash flows provided by (used in) financing activities	43,822	74,137
Net increase (decrease) in cash flows	718,099	(7,378)

g) Consolidated comprehensive income for the years ended December 31, 2021, 2020 and 2019

	2021
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	273,410	2,827	276,237
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	(163,038)	(3,410)	(166,448)
Hedge of net investment in foreign operations	(28,239)	1,817	(26,422)
Cash flows hedge	49,321	(3,051)	46,270
Exchange differences	51,032	8,189	59,221
Changes in the fair value of equity investments at fair value through other comprehensive income	(420)	(64)	(484)
Defined benefits obligation	2,969	440	3,409
Subtotals	(88,375)	3,921	(84,454)
Income taxes
Debt instruments at fair value through other comprehensive income	9,455	1,114	10,569
Hedge of net investment in foreign operations	17,331	1,086	18,417
Cash flows hedge	(18,804)	(288)	(19,092)
Defined benefits obligation	(238)	(36)	(274)
Subtotals	7,744	1,876	9,620
Other comprehensive loss for the year	(80,631)	5,797	(74,834)
Comprehensive loss for the year	192,779	8,624	201,403

	2020
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	(808,784)	(17,371)	(826,155)
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	(4,330)	(3,905)	(8,235)
Hedge of net investment in foreign operations	80,722	—	80,722
Cash flows hedge	(7,799)	2,117	(5,682)
Exchange differences	(64,169)	(7,602)	(71,771)
Changes in the fair value of equity investments at fair value through other comprehensive income	310	46	356
Defined benefits obligation	(1,632)	1,629	(3)
Subtotals	3,102	(7,715)	(4,613)
Income taxes
Debt instruments at fair value through other comprehensive income	(55)	1,613	1,558
Hedge of net investment in foreign operations	(21,795)	—	(21,795)
Cash flows hedge	(1,602)	(1,432)	(3,034)
Defined benefits obligation	434	(453)	(19)
Subtotals	(23,018)	(272)	(23,290)
Other comprehensive income for the year	(19,916)	(7,987)	(27,903)
Comprehensive income for the year	(828,700)	(25,358)	(854,058)

Note 24 – Equity, continued

	2019
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	113,684	10,838	124,522
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	21,025	678	21,703
Hedge of net investment in foreign operations	(46,786)	—	(46,786)
Cash flow hedge	(6,381)	(411)	(6,792)
Exchange differences	56,487	17,368	73,855
Changes in the fair value of equity investments at fair value through other comprehensive income	540	274	814
Defined benefits obligation	(3,248)	(1,184)	(4,432)
Subtotals	21,637	16,725	38,362
Income taxes
Debt instruments at fair value through other comprehensive income	(5,801)	(125)	(5,926)
Hedge of net investment in foreign operations	14,373	—	14,373
Cash flow hedge	(185)	23	(162)
Defined benefits obligation	1,109	433	1,542
Subtotals	9,496	331	9,827
Other comprehensive income (loss) for the year	31,133	17,056	48,189
Comprehensive income (loss) for the year	144,817	27,894	172,711